Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Royalty revenue	$ 8,193,021	$ 3,651,717
Other revenue	315,084	0
Total revenue	8,508,105	3,651,717
Cost of sales
Depletion	1,844,018	972,592
Gross profit	6,664,087	2,679,125
Operating expenses
General and administration	4,851,663	4,439,172
Share-based compensation	1,054,336	1,411,271
Project evaluation expenses	(308,750)	(139,974)
Total operating expenses	6,214,749	5,990,417
Income (loss) from operations	449,338	(3,311,292)
Other income (expenses)
Realized loss on investments	(604,574)	0
Unrealized loss on investments	0	(149,001)
Gain on royalty, stream and other interests	0	(2,030,700)
Other income (expenses)	1,951,316	520,467
Income (loss) before income taxes	1,796,080	(1,950,060)
Income tax expense	(1,467,901)	(2,181,959)
Net income (loss) and comprehensive income (loss)	$ 328,179	$ (4,132,019)
Weighted average number of shares outstanding
Basic	42,562,997	37,872,648
Diluted	42,597,337	37,872,648
Income (loss) per share
Basic	$ 0.01	$ 0.11
Diluted	$ 0.01	$ (0.11)